LIQUIDITY AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
LIQUIDITY AND GOING CONCERN
2. LIQUIDITY AND GOING CONCERN

The Company has experienced significant losses and negative cash flows from operations in the past. Management has secured new managed services contracts, implemented a strategy which includes cost reduction efforts, as well as identifying strategic acquisitions to improve the overall profitability and cash flows of the Company.

The Company has entered into a factoring agreement to provide short term working capital. The Company receives 90% of the factored receivables for a fee of 1.9% of the factored invoice. As of September 30, 2020, the Company has no factored invoices.

Management intends to finance operating costs over the next twelve months from the date of the issuance of these unaudited condensed consolidated financial statements with existing cash on hand and debt. With the prepayment of annual services from two customers, the current monthly recurring revenue and the existing cash on hand, management believes the expected cash flow from operations and cash on hand will be sufficient to finance operations over the next twelve months from the date of this report.

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies and, as such, as of August 12th the Company has transition its operations to 100% work from home and there has been minimal impact to our internal operations from the transition. The Company is unable to determine if there will be a material future impact to its customers’ operations and ultimately an impact to the Company’s overall revenues.

The Company has experienced significant losses and negative cash flows from operations in the past. Management has secured new managed services contracts, implemented a strategy which includes cost reduction efforts, as well as identifying strategic acquisitions to improve the overall profitability and cash flows of the Company.

During the fiscal year ended December 31, 2019, the Company sold 745,778 shares of common stock at a price of approximately $0.37 - $0.45 per share for $288,000.

The Company has entered into a factoring agreement to provide short term working capital. The Company receives 90% of the factored receivables for a fee of 1.9% of the factored invoice. As of March 24, 2020, the Company has no factored invoices.

Management intends to finance operating costs over the next twelve months from the date of the issuance of these consolidated financial statements with existing cash on hand, expected cash flow from operations and short-term debt from the factoring of receivables. With the prepayment of annual services from two customers, the current monthly recurring revenue and the existing cash on hand, management believes the expected cash flow from operations and cash on hand will be sufficient to finance operations over the next twelve months from the date of this report.